FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of statement of comprehensive income) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Cash and cash equivalents	$ 29,019	$ 41,179	$ 66,082	$ 59,767
Restricted Cash	476	489
Other Receivables	2,368	2,933
Restricted deposits - Joint Venture	9,954	4,247
Trade receivables	43,414	38,247
Due from the Michigan Joint Operation and NPI	5,894	3,768
Income tax receivable	283	536
Total financial assets	91,408	91,399
Financial liabilities
Trade and other payables	(20,443)	(16,042)
Lease liabilities	(8,834)	(7,973)
Employees' related payables and accruals	(9,866)	(7,262)
Liability with respect to Caesars' IP option	(3,450)	(3,450)
Loans from a financial institution, net	(217,969)	(209,287)
Accrued severance pay, net	(1,002)	(1,033)
Deferred taxes	(17,979)	(19,714)
Royalty payable	(13,328)	(10,838)
Income tax payable	(6,701)	(5,151)
Gaming tax payables	(7,520)	(10,133)
Client liabilities	(5,783)	(6,927)
Total financial liabilities	(312,875)	(297,810)
Net	(221,467)	(206,411)
USD [Member]
Financial assets
Cash and cash equivalents	6,479	4,420
Restricted Cash	340	330
Other Receivables	13	32
Restricted deposits - Joint Venture	2,075	2,075
Trade receivables	3,291	3,482
Due from the Michigan Joint Operation and NPI	5,894	3,768
Income tax receivable	0	0
Total financial assets	18,092	14,107
Financial liabilities
Trade and other payables	(7,498)	(3,312)
Lease liabilities	0	0
Employees' related payables and accruals	(53)	0
Liability with respect to Caesars' IP option	(3,450)	(3,450)
Loans from a financial institution, net	0	0
Accrued severance pay, net	0	0
Deferred taxes	0	0
Royalty payable	0	0
Income tax payable	(2,006)	(1,321)
Gaming tax payables	0	0
Client liabilities	(37)	(20)
Total financial liabilities	(13,044)	(8,103)
Net	5,048	6,004
EUR [Member]
Financial assets
Cash and cash equivalents	11,967	13,321
Restricted Cash	83	107
Other Receivables	2,210	1,934
Restricted deposits - Joint Venture	5,991	327
Trade receivables	21,416	20,731
Due from the Michigan Joint Operation and NPI	0	0
Income tax receivable	0	393
Total financial assets	41,667	36,813
Financial liabilities
Trade and other payables	(8,305)	(5,306)
Lease liabilities	(493)	(54)
Employees' related payables and accruals	(3,547)	(2,871)
Liability with respect to Caesars' IP option	0	0
Loans from a financial institution, net	(217,969)	(209,287)
Accrued severance pay, net	(563)	(518)
Deferred taxes	(17,979)	(19,714)
Royalty payable	(12,054)	(10,838)
Income tax payable	(705)	(1,978)
Gaming tax payables	(7,520)	(1,439)
Client liabilities	(2,664)	(1,190)
Total financial liabilities	(271,799)	(253,195)
Net	(230,132)	(216,382)
NIS [Member]
Financial assets
Cash and cash equivalents	1,660	1,979
Restricted Cash	11	14
Other Receivables	145	436
Restricted deposits - Joint Venture	0	0
Trade receivables	0	0
Due from the Michigan Joint Operation and NPI	0	0
Income tax receivable	113	143
Total financial assets	1,929	2,572
Financial liabilities
Trade and other payables	(628)	(1,077)
Lease liabilities	(8,023)	(7,739)
Employees' related payables and accruals	(4,925)	(3,749)
Liability with respect to Caesars' IP option	0	0
Loans from a financial institution, net	0	0
Accrued severance pay, net	(439)	(515)
Deferred taxes	0	0
Royalty payable	0	0
Income tax payable	(3,548)	(1,471)
Gaming tax payables	0	0
Client liabilities	0	0
Total financial liabilities	(17,563)	(14,551)
Net	(15,634)	(11,979)
CZK [Member]
Financial assets
Cash and cash equivalents	3,077	919
Restricted Cash	0	0
Other Receivables	0	0
Restricted deposits - Joint Venture	0	0
Trade receivables	2,407	4,636
Due from the Michigan Joint Operation and NPI	0	0
Income tax receivable	0	0
Total financial assets	5,484	5,555
Financial liabilities
Trade and other payables	(2,659)	(2,552)
Lease liabilities	0	0
Employees' related payables and accruals	0	0
Liability with respect to Caesars' IP option	0	0
Loans from a financial institution, net	0	0
Accrued severance pay, net	0	0
Deferred taxes	0	0
Royalty payable	0	0
Income tax payable	(329)	(365)
Gaming tax payables	0	0
Client liabilities	0	0
Total financial liabilities	(2,988)	(2,917)
Net	2,496	2,638
GBP [Member]
Financial assets
Cash and cash equivalents	3,146	15,292
Restricted Cash	11	11
Other Receivables	0	124
Restricted deposits - Joint Venture	0	0
Trade receivables	10,184	5,029
Due from the Michigan Joint Operation and NPI	0	0
Income tax receivable	0	0
Total financial assets	13,341	20,456
Financial liabilities
Trade and other payables	(1,036)	(2,722)
Lease liabilities	(28)	(97)
Employees' related payables and accruals	(67)	0
Liability with respect to Caesars' IP option	0	0
Loans from a financial institution, net	0	0
Accrued severance pay, net	0	0
Deferred taxes	0	0
Royalty payable	(1,274)	0
Income tax payable	0	0
Gaming tax payables	0	(8,694)
Client liabilities	(2,295)	(3,172)
Total financial liabilities	(4,700)	(14,685)
Net	8,641	5,771
Other [Member]
Financial assets
Cash and cash equivalents	2,690	5,248
Restricted Cash	31	27
Other Receivables	0	407
Restricted deposits - Joint Venture	1,888	1,845
Trade receivables	6,116	4,369
Due from the Michigan Joint Operation and NPI	0	0
Income tax receivable	170	0
Total financial assets	10,895	11,896
Financial liabilities
Trade and other payables	(317)	(1,073)
Lease liabilities	(290)	(83)
Employees' related payables and accruals	(1,274)	(642)
Liability with respect to Caesars' IP option	0	0
Loans from a financial institution, net	0	0
Accrued severance pay, net	0	0
Deferred taxes	0	0
Royalty payable	0	0
Income tax payable	(113)	(16)
Gaming tax payables	0	0
Client liabilities	(787)	(2,545)
Total financial liabilities	(2,781)	(4,359)
Net	$ 8,114	$ 7,537